BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Current	$ 467	$ 1,021
Non-current	12,621	11,007
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Total	$ 13,088	$ 12,028